ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details)	Oct. 25, 2024 USD ($) $ / shares shares	Sep. 14, 2023 USD ($) $ / shares shares	Jun. 25, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 26, 2024 USD ($) $ / shares shares	Oct. 24, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares
Share consolidation ratio	0.0167	0.067
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0045	$ 0.00075		$ 0.0045		$ 0.00075			$ 0.00005
Common stock, authorized share capital | $	$ 36,500,000	$ 50,000,000		$ 36,500,000	$ 36,500,000	$ 500,000		$ 36,500,000
Preferred shares, authorized	36,500,000			333,738
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.00075
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.045	$ 0.045		$ 0.045	$ 0.00075
Common Stock, Additional Shares Authorized	48,000,000,000
Ordinary shares, authorized	47,766,390,000	660,461,733		796,106,500	796,106,500		796,106,500	48,660,461,733
Common Stock, ClassA Shares Authorized But Unissued	894,000,000
Series A Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Ordinary shares, authorized	6,000	6,000			6,000			6,000
Preferred shares, authorized				6,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.0001
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.045	$ 0.045		$ 0.045	$ 0.00075
Ordinary shares, authorized	900,000,000	6,000,000		15,000,000	15,000,000		15,000,000	6,000,000
Common Stock, ClassA Shares Authorized But Unissued	71,733
Common Stock, Reclassified Shares Authorized	894,000,000
Series D preferred stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Ordinary shares, authorized	6,000	6,000			6,000			6,000
Preferred shares, authorized				6,000			6,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001
Series F Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005			$ 0.00005			$ 0.00005
Ordinary shares, authorized	50,005	50,005			50,005			50,005
Preferred shares, authorized				50,005			50,005
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.00005			$ 0.00005
Series G Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075			$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000			50,000			50,000
Preferred shares, authorized				50,000			50,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.00075			$ 0.00075
Series H Preferred shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075			$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000			50,000			50,000
Preferred shares, authorized				50,000			50,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.00075
Series I Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075			$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000			50,000			50,000
Preferred shares, authorized				50,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.00075
Series J Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075			$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000			50,000			50,000
Preferred shares, authorized				50,000
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.00075
Series K Preferred Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075				$ 0.00075
Ordinary shares, authorized	71,733				71,733
Preferred shares, authorized				71,733
Preferred shares, par value (in dollars per share) | $ / shares				$ 0.00075
Common Stock, Reclassified Shares Authorized	71,733
Haitaoche
Issuance of shares through private placement			4,935,700
Equity interest subscribed			100.00%